Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance		$ 24,139	$ 23,357
Acquisitions (Note 2)	300	495	760
Reclassifications, adjustments and other			22
Ending balance	24,634	24,634	24,139
Wireless
Goodwill [Line Items]
Beginning balance		18,172	17,963
Acquisitions (Note 2)		204	209
Ending balance	18,376	18,376	18,172
Wireline
Goodwill [Line Items]
Beginning balance		5,967	5,394
Acquisitions (Note 2)		291	551
Reclassifications, adjustments and other			22
Ending balance	$ 6,258	$ 6,258	$ 5,967